Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Appalachian Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	3.7
Auction Sales to OPCo (a)	9.2	12.0	—	—	—
Direct Sales to AEPEP	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	—	—	—	3.7	—
Auction Purchases from AEPEP (a)	—	—	110.1	—	—
Auction Purchases from AEP Energy (a)	—	—	7.7	—	—
Auction Purchases from AEPSC (a)	—	—	24.1	—	—
Direct Purchases from AEGCo	—	228.6	—	—	—
Total Affiliated Purchases	$—	$228.6	$141.9	$3.7	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR(c)	$—	$—	$269.2	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$527.1	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR(c)	—	—	1,305.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,349.7	$11.0	$3.8

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$103.2	$92.7	$84.7
I&M	53.0	38.0	39.7
OPCo	143.6	81.0	17.0

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEGCo	$14.8	$16.1	$22.7
AGR	0.3	4.9	5.2
APCo	36.9	37.7	36.1
KPCo	5.3	4.6	5.0
WPCo	4.8	—	—
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	—	15.5	25.3

Central Machine Shop

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEGCo	$—	$0.1	$0.1
AGR	2.0	2.7	2.8
I&M	2.9	2.5	1.7
KPCo	1.5	1.3	1.2
PSO	0.5	0.2	0.3
SWEPCo	0.9	0.8	0.1

Affiliate Railcar Agreement

	December 31, 2016
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.3	0.8
PSO	0.3	—	0.2
SWEPCo	0.9	0.3	—

	December 31, 2015
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.4	1.2
PSO	0.6	—	0.6
SWEPCo	1.8	0.6	—

Ownership and Investment in OVEC

	December 31, 2016
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

Purchased Power from OVEC

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$88.0	$87.2	$96.9
I&M	44.0	43.7	48.5
OPCo	111.7	110.8	123.1

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$4.5	$9.4	$3.0
I&M	5.2	3.0	1.3
OPCo	1.9	2.4	0.5
PSO	7.5	7.1	0.5
SWEPCo	1.0	0.8	1.2

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.5	$8.6	$0.9
I&M	2.7	8.1	1.4
OPCo	1.7	2.1	1.9
PSO	3.2	0.6	2.1
SWEPCo	6.5	7.4	4.0

Indiana Michigan Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	3.7
Auction Sales to OPCo (a)	9.2	12.0	—	—	—
Direct Sales to AEPEP	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	—	—	—	3.7	—
Auction Purchases from AEPEP (a)	—	—	110.1	—	—
Auction Purchases from AEP Energy (a)	—	—	7.7	—	—
Auction Purchases from AEPSC (a)	—	—	24.1	—	—
Direct Purchases from AEGCo	—	228.6	—	—	—
Total Affiliated Purchases	$—	$228.6	$141.9	$3.7	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR(c)	$—	$—	$269.2	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$527.1	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR(c)	—	—	1,305.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,349.7	$11.0	$3.8

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$103.2	$92.7	$84.7
I&M	53.0	38.0	39.7
OPCo	143.6	81.0	17.0

Coal Transloading

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
I&M	$12.8	$15.8	$16.2

Railcar Maintenance

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
I&M	$1.7	$2.0	$2.5
PSO	0.6	0.2	0.3
SWEPCo	3.3	2.8	3.3

Barging, Urea Transloading and Other Services

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEGCo	$14.8	$16.1	$22.7
AGR	0.3	4.9	5.2
APCo	36.9	37.7	36.1
KPCo	5.3	4.6	5.0
WPCo	4.8	—	—
AEP River Operations LLC – (Nonutility Subsidiary of AEP)	—	15.5	25.3

Central Machine Shop

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEGCo	$—	$0.1	$0.1
AGR	2.0	2.7	2.8
I&M	2.9	2.5	1.7
KPCo	1.5	1.3	1.2
PSO	0.5	0.2	0.3
SWEPCo	0.9	0.8	0.1

Affiliate Railcar Agreement

	December 31, 2016
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.3	0.8
PSO	0.3	—	0.2
SWEPCo	0.9	0.3	—

	December 31, 2015
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.4	1.2
PSO	0.6	—	0.6
SWEPCo	1.8	0.6	—

Ownership and Investment in OVEC

	December 31, 2016
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

Purchased Power from OVEC

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$88.0	$87.2	$96.9
I&M	44.0	43.7	48.5
OPCo	111.7	110.8	123.1

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$4.5	$9.4	$3.0
I&M	5.2	3.0	1.3
OPCo	1.9	2.4	0.5
PSO	7.5	7.1	0.5
SWEPCo	1.0	0.8	1.2

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.5	$8.6	$0.9
I&M	2.7	8.1	1.4
OPCo	1.7	2.1	1.9
PSO	3.2	0.6	2.1
SWEPCo	6.5	7.4	4.0

Ohio Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	3.7
Auction Sales to OPCo (a)	9.2	12.0	—	—	—
Direct Sales to AEPEP	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	—	—	—	3.7	—
Auction Purchases from AEPEP (a)	—	—	110.1	—	—
Auction Purchases from AEP Energy (a)	—	—	7.7	—	—
Auction Purchases from AEPSC (a)	—	—	24.1	—	—
Direct Purchases from AEGCo	—	228.6	—	—	—
Total Affiliated Purchases	$—	$228.6	$141.9	$3.7	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR(c)	$—	$—	$269.2	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$527.1	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR(c)	—	—	1,305.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,349.7	$11.0	$3.8

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Agreement

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$103.2	$92.7	$84.7
I&M	53.0	38.0	39.7
OPCo	143.6	81.0	17.0

Ownership and Investment in OVEC

	December 31, 2016
Company	Ownership	Investment
		(in millions)
Parent	39.17%	$4.0
OPCo	4.30%	0.4
Total	43.47%	$4.4

Purchased Power from OVEC

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$88.0	$87.2	$96.9
I&M	44.0	43.7	48.5
OPCo	111.7	110.8	123.1

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$4.5	$9.4	$3.0
I&M	5.2	3.0	1.3
OPCo	1.9	2.4	0.5
PSO	7.5	7.1	0.5
SWEPCo	1.0	0.8	1.2

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.5	$8.6	$0.9
I&M	2.7	8.1	1.4
OPCo	1.7	2.1	1.9
PSO	3.2	0.6	2.1
SWEPCo	6.5	7.4	4.0

Public Service Co Of Oklahoma [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	3.7
Auction Sales to OPCo (a)	9.2	12.0	—	—	—
Direct Sales to AEPEP	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	—	—	—	3.7	—
Auction Purchases from AEPEP (a)	—	—	110.1	—	—
Auction Purchases from AEP Energy (a)	—	—	7.7	—	—
Auction Purchases from AEPSC (a)	—	—	24.1	—	—
Direct Purchases from AEGCo	—	228.6	—	—	—
Total Affiliated Purchases	$—	$228.6	$141.9	$3.7	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR(c)	$—	$—	$269.2	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$527.1	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR(c)	—	—	1,305.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,349.7	$11.0	$3.8

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Coordination Agreement

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
PSO	$19.6	$15.0	$14.1
SWEPCo	(19.6)	(15.0)	(14.1)

Railcar Maintenance

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
I&M	$1.7	$2.0	$2.5
PSO	0.6	0.2	0.3
SWEPCo	3.3	2.8	3.3

Central Machine Shop

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEGCo	$—	$0.1	$0.1
AGR	2.0	2.7	2.8
I&M	2.9	2.5	1.7
KPCo	1.5	1.3	1.2
PSO	0.5	0.2	0.3
SWEPCo	0.9	0.8	0.1

Affiliate Railcar Agreement

	December 31, 2016
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.3	0.8
PSO	0.3	—	0.2
SWEPCo	0.9	0.3	—

	December 31, 2015
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.4	1.2
PSO	0.6	—	0.6
SWEPCo	1.8	0.6	—

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$4.5	$9.4	$3.0
I&M	5.2	3.0	1.3
OPCo	1.9	2.4	0.5
PSO	7.5	7.1	0.5
SWEPCo	1.0	0.8	1.2

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.5	$8.6	$0.9
I&M	2.7	8.1	1.4
OPCo	1.7	2.1	1.9
PSO	3.2	0.6	2.1
SWEPCo	6.5	7.4	4.0

Southwestern Electric Power Co [Member]
Affiliated Revenues

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Sales to East Affiliates	$126.0	$—	$—	$—	$—
Direct Sales to West Affiliates	—	—	—	—	3.7
Auction Sales to OPCo (a)	9.2	12.0	—	—	—
Direct Sales to AEPEP	—	—	—	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	1.3	12.2	(2.0)	(1.7)	19.4
Other Revenues	5.6	2.0	19.3	4.3	1.6
Total Affiliated Revenues	$142.1	$26.2	$17.3	$2.6	$24.5

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Sales to East Affiliates	$132.1	$—	$—	$—	$—
Auction Sales to OPCo (a)	10.6	17.1	—	—	—
Direct Sales to AEPEP	—	—	29.7	—	(0.2)
Transmission Agreement and Transmission Coordination Agreement Sales	0.7	8.4	35.5	0.2	15.2
Other Revenues	4.4	1.9	18.9	4.4	1.6
Total Affiliated Revenues	$147.8	$27.4	$84.1	$4.6	$16.6

Related Party Revenues	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Sales under Interconnection Agreement (b)	$0.2	$0.5	$1.1	$—	$—
Direct Sales to East Affiliates	141.7	—	—	3.8	10.1
Direct Sales to West Affiliates	0.6	0.4	—	—	0.3
Direct Sales to AEPEP	—	—	44.1	—	—
Transmission Agreement and Transmission Coordination Agreement Sales	(1.6)	1.7	104.1	—	14.1
Other Revenues	3.6	1.6	15.9	3.3	1.8
Total Affiliated Revenues	$144.5	$4.2	$165.2	$7.1	$26.3

(a)    Refer to the Ohio Auctions section below for further information regarding these amounts.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Affiliated Purchases

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2016
Direct Purchases from West Affiliates	—	—	—	3.7	—
Auction Purchases from AEPEP (a)	—	—	110.1	—	—
Auction Purchases from AEP Energy (a)	—	—	7.7	—	—
Auction Purchases from AEPSC (a)	—	—	24.1	—	—
Direct Purchases from AEGCo	—	228.6	—	—	—
Total Affiliated Purchases	$—	$228.6	$141.9	$3.7	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2015
Direct Purchases from AGR(c)	$—	$—	$269.2	$—	$—
Auction Purchases from AEPEP (a)	—	—	225.2	—	—
Auction Purchases from AEPSC (a)	—	—	32.7	—	—
Direct Purchases from AEGCo	—	232.1	—	—	—
Total Affiliated Purchases	$—	$232.1	$527.1	$—	$—

Related Party Purchases	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Year Ended December 31, 2014
Purchases under Interconnection Agreement (b)	$4.7	$1.6	$0.1	$—	$—
Direct Purchases from East Affiliates	—	—	—	1.0	—
Direct Purchases from West Affiliates	—	—	—	10.0	3.8
Direct Purchases from AGR(c)	—	—	1,305.2	—	—
Direct Purchases from AEPEP	—	—	44.4	—	—
Direct Purchases from AEGCo	—	268.4	—	—	—
Total Affiliated Purchases	$4.7	$270.0	$1,349.7	$11.0	$3.8

(a)    Refer to the Ohio Auctions section below for further information regarding this amount.
(b)    Includes December 2013 true-up activity subsequent to agreement termination.

Transmission Coordination Agreement

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
PSO	$19.6	$15.0	$14.1
SWEPCo	(19.6)	(15.0)	(14.1)

Railcar Maintenance

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
I&M	$1.7	$2.0	$2.5
PSO	0.6	0.2	0.3
SWEPCo	3.3	2.8	3.3

Central Machine Shop

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
AEGCo	$—	$0.1	$0.1
AGR	2.0	2.7	2.8
I&M	2.9	2.5	1.7
KPCo	1.5	1.3	1.2
PSO	0.5	0.2	0.3
SWEPCo	0.9	0.8	0.1

Affiliate Railcar Agreement

	December 31, 2016
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.3	0.8
PSO	0.3	—	0.2
SWEPCo	0.9	0.3	—

	December 31, 2015
	Billing Company

Billed Company	I&M	PSO	SWEPCo

APCo	$—	$0.3	$0.3
I&M	—	0.4	1.2
PSO	0.6	—	0.6
SWEPCo	1.8	0.6	—

Related Party Sales of Property	Sales

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$4.5	$9.4	$3.0
I&M	5.2	3.0	1.3
OPCo	1.9	2.4	0.5
PSO	7.5	7.1	0.5
SWEPCo	1.0	0.8	1.2

Related Party Purchases of Property	Purchases

	Years Ended December 31,
Company	2016	2015	2014
	(in millions)
APCo	$1.5	$8.6	$0.9
I&M	2.7	8.1	1.4
OPCo	1.7	2.1	1.9
PSO	3.2	0.6	2.1
SWEPCo	6.5	7.4	4.0